Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000014476
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,062	$ 11,905	$ 11,810	$ 11,717	$ 11,522	$ 11,531	$ 11,683	$ 11,691	$ 11,700	$ 11,723	$ 11,406	$ 10,539	$ 10,730	$ 11,145	$ 11,321	$ 11,302	$ 11,186	$ 11,264	$ 11,260	$ 10,993	$ 11,305	$ 10,944	$ 10,996	$ 10,420	$ 10,594	$ 11,053	$ 11,310	$ 11,027	$ 11,268	$ 11,147	$ 11,537	$ 11,940	$ 12,021	$ 12,424	$ 12,400	$ 12,269	$ 12,297	$ 12,416	$ 12,484	$ 12,367	$ 12,328	$ 12,264	$ 12,106	$ 12,013	$ 12,284	$ 12,204	$ 12,111	$ 11,887	$ 11,922	$ 11,970	$ 12,030	$ 11,821	$ 11,677	$ 11,304	$ 11,630	$ 12,033	$ 11,838	$ 11,605	$ 11,586	$ 11,554	$ 11,561	$ 11,654	$ 11,460	$ 11,366	$ 11,321	$ 11,165	$ 11,108	$ 10,940	$ 10,858	$ 10,789	$ 10,709	$ 10,628	$ 10,703	$ 10,730	$ 10,734	$ 10,699	$ 10,679	$ 10,575	$ 10,590	$ 10,557	$ 10,570	$ 10,666	$ 10,563	$ 10,600	$ 10,615	$ 10,629	$ 10,538	$ 10,470	$ 10,494	$ 10,347	$ 10,278	$ 10,267	$ 10,209	$ 10,174	$ 10,073	$ 10,445	$ 10,547	$ 10,616	$ 10,573	$ 10,596	$ 10,431	$ 10,388	$ 10,290	$ 10,224	$ 10,247	$ 10,160	$ 10,050	$ 9,984	$ 9,919	$ 9,875	$ 9,831	$ 9,777	$ 9,798	$ 9,818	$ 9,870	$ 9,837	$ 9,962	$ 9,792	$ 9,708	$ 9,718	$ 9,675
C000038314
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,726	11,431	11,347	11,264	11,083	11,085	11,239	11,254	11,269	11,313	10,999	10,177	10,356	10,766	10,945	10,933	10,827	10,924	10,926	10,674	10,971	10,625	10,683	10,139	10,304	10,773	11,032	10,748	11,005	10,880	11,270	11,674	11,760	12,164	12,149	12,014	12,063	12,188	12,250	12,155	12,125	12,056	11,920	11,835	12,098	12,026	11,941	11,740	11,782	11,837	11,904	11,703	11,567	11,191	11,523	11,933	11,757	11,533	11,509	11,497	11,510	11,598	11,412	11,337	11,299	11,150	11,099	10,938	10,861	10,811	10,725	10,650	10,733	10,780	10,778	10,750	10,736	10,638	10,660	10,634	10,654	10,758	10,660	10,705	10,727	10,736	10,662	10,600	10,631	10,488	10,425	10,420	10,367	10,338	10,242	10,629	10,740	10,806	10,769	10,811	10,649	10,600	10,517	10,456	10,486	10,403	10,297	10,235	10,175	10,136	10,097	10,047	10,076	10,103	10,164	10,136	10,272	10,102	10,011	10,038	10,000
C000014478
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,276,417	1,261,065	1,249,867	1,240,176	1,219,396	1,219,671	1,235,219	1,235,474	1,235,736	1,238,804	1,204,831	1,113,574	1,132,929	1,176,503	1,194,372	1,191,994	1,180,192	1,188,575	1,187,608	1,160,020	1,192,232	1,152,887	1,158,778	1,098,696	1,116,337	1,165,342	1,190,959	1,160,537	1,185,897	1,172,430	1,213,361	1,256,883	1,264,240	1,306,338	1,303,591	1,289,226	1,292,712	1,304,951	1,310,951	1,299,167	1,294,977	1,287,053	1,270,131	1,260,686	1,288,683	1,279,255	1,269,783	1,246,570	1,250,661	1,254,707	1,261,177	1,238,105	1,223,794	1,182,673	1,217,064	1,258,832	1,239,602	1,214,410	1,212,040	1,208,460	1,208,581	1,218,151	1,197,888	1,187,127	1,183,480	1,166,894	1,159,720	1,141,969	1,133,559	1,126,467	1,117,090	1,108,858	1,115,548	1,119,925	1,119,763	1,115,937	1,113,438	1,101,853	1,102,782	1,099,124	1,101,015	1,110,777	1,100,385	1,103,446	1,104,279	1,105,104	1,095,880	1,088,891	1,090,732	1,075,071	1,068,062	1,066,405	1,060,402	1,056,514	1,046,464	1,084,482	1,094,729	1,100,777	1,096,248	1,098,964	1,081,724	1,077,129	1,067,316	1,059,551	1,062,251	1,053,473	1,041,543	1,033,718	1,027,003	1,022,371	1,017,722	1,012,038	1,013,545	1,015,999	1,021,459	1,016,828	1,030,124	1,012,594	1,003,115	1,004,514	1,000,000
C000081142
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,079	12,906	12,716	12,429	12,309	12,085	12,343	12,205	12,328	12,263	11,819	11,294	11,474	11,735	11,773	11,745	11,719	11,827	11,824	11,684	11,920	11,493	11,539	11,196	11,357	11,830	12,056	11,789	12,062	12,103	12,497	12,837	13,013	13,224	13,250	13,234	13,221	13,282	13,265	13,143	13,018	12,921	12,848	12,933	12,952	12,871	12,677	12,256	12,273	12,247	12,115	11,833	11,482	11,260	10,897	12,417	12,393	12,188	12,105	12,100	12,008	12,004	11,951	11,864	11,647	11,607	11,528	11,380	11,286	11,027	11,027	11,035	11,143	11,109	11,149	11,025	11,054	11,087	11,136	11,120	11,224	11,148	11,103	11,090	11,088	11,041	10,975	10,861	10,829	10,793	10,697	10,653	10,563	10,377	10,286	10,457	10,459	10,424	10,304	10,104	9,857	9,990	9,664	9,179	9,164	9,315	9,551	9,637	9,404	9,590	9,809	9,863	10,009	10,010	10,064	10,017	10,135	9,931	9,850	9,750	9,675
C000081143
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,749	12,385	12,222	11,942	11,834	11,637	11,882	11,756	11,881	11,838	11,405	10,916	11,086	11,345	11,390	11,370	11,351	11,474	11,478	11,339	11,574	11,178	11,219	10,902	11,067	11,524	11,752	11,509	11,783	11,831	12,224	12,554	12,733	12,948	12,981	12,975	12,969	13,037	13,040	12,917	12,802	12,715	12,651	12,742	12,780	12,697	12,514	12,105	12,140	12,121	11,989	11,727	11,386	11,163	10,809	12,337	12,310	12,124	12,038	12,041	11,967	11,961	11,915	11,836	11,636	11,594	11,522	11,381	11,294	11,051	11,057	11,063	11,179	11,161	11,208	11,081	11,127	11,167	11,223	11,214	11,325	11,256	11,217	11,211	11,207	11,176	11,116	10,998	10,982	10,952	10,861	10,823	10,728	10,555	10,469	10,651	10,650	10,630	10,514	10,316	10,061	10,204	9,876	9,395	9,386	9,546	9,794	9,889	9,656	9,844	10,084	10,146	10,294	10,310	10,372	10,330	10,450	10,246	10,177	10,071	10,000
C000081144
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,386,430	1,367,210	1,346,857	1,316,113	1,303,168	1,280,413	1,306,229	1,291,328	1,304,072	1,298,191	1,249,686	1,193,940	1,212,743	1,240,060	1,243,892	1,240,646	1,237,599	1,249,992	1,248,170	1,233,199	1,257,815	1,212,484	1,217,078	1,180,645	1,197,444	1,247,072	1,270,654	1,243,399	1,270,757	1,274,853	1,317,232	1,351,641	1,369,896	1,391,861	1,394,258	1,392,381	1,390,655	1,396,784	1,394,746	1,381,544	1,368,134	1,357,636	1,349,765	1,358,340	1,360,164	1,351,298	1,330,684	1,286,152	1,287,684	1,284,682	1,270,631	1,240,758	1,203,651	1,180,132	1,141,843	1,300,973	1,298,158	1,276,436	1,267,401	1,266,652	1,257,801	1,256,137	1,250,271	1,240,960	1,217,928	1,212,472	1,204,966	1,189,246	1,179,232	1,151,873	1,151,590	1,152,267	1,163,306	1,159,526	1,164,448	1,150,227	1,154,062	1,157,255	1,161,117	1,159,191	1,170,783	1,161,648	1,157,654	1,156,107	1,154,685	1,149,565	1,142,383	1,130,307	1,127,741	1,122,748	1,113,446	1,107,693	1,098,073	1,078,513	1,068,833	1,086,463	1,086,440	1,083,510	1,070,806	1,049,757	1,022,982	1,036,623	1,002,498	951,967	950,274	965,709	990,035	998,738	975,272	993,446	1,016,772	1,022,169	1,036,260	1,037,009	1,042,298	1,037,280	1,048,500	1,027,156	1,019,411	1,007,997	1,000,000
C000243098
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,937,113	6,840,920	6,738,755	6,578,170	6,513,092	6,398,958	6,534,163	6,459,329	6,522,791	6,486,782	6,243,869	5,970,969	6,064,653	6,200,939	6,213,671	6,203,229	6,187,994	6,249,962	6,240,852	6,165,996	6,289,076	6,062,421	6,085,388	5,903,223	5,987,220	6,235,362	6,353,271	6,216,997	6,353,787	6,374,263	6,586,160	6,758,205	6,849,481	6,959,307	6,971,290	6,961,903	6,953,277	6,983,919	6,973,728	6,907,718	6,840,671	6,788,180	6,748,826	6,791,698	6,800,819	6,756,490	6,653,422	6,430,758	6,438,419	6,423,409	6,353,153	6,203,790	6,018,257	5,900,660	5,709,215	6,504,867	6,490,792	6,382,181	6,337,005	6,333,260	6,289,007	6,280,684	6,251,355	6,204,801	6,089,641	6,062,362	6,024,831	5,946,232	5,896,162	5,759,365	5,757,948	5,761,337	5,816,528	5,797,632	5,822,241	5,751,136	5,770,312	5,786,273	5,805,584	5,795,955	5,853,915	5,808,242	5,788,269	5,780,533	5,773,423	5,747,826	5,711,916	5,651,534	5,638,706	5,613,739	5,567,231	5,538,464	5,490,366	5,392,565	5,344,164	5,432,317	5,432,200	5,417,552	5,354,031	5,248,783	5,114,912	5,183,116	5,012,492	4,759,834	4,751,371	4,828,547	4,950,175	4,993,688	4,876,358	4,967,229	5,083,862	5,110,845	5,181,301	5,185,043	5,211,491	5,186,398	5,242,500	5,135,778	5,097,054	5,039,986	5,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,184,582	1,167,800	1,141,147	1,130,444	1,111,599	1,140,404	1,129,970	1,146,163	1,149,319	1,106,947	1,058,989	1,075,969	1,104,024	1,111,121	1,111,896	1,115,876	1,128,160	1,121,364	1,093,584	1,122,610	1,089,105	1,094,040	1,055,233	1,069,080	1,117,357	1,149,848	1,122,422	1,140,311	1,133,006	1,177,697	1,211,350	1,225,017	1,251,990	1,255,202	1,251,499	1,251,844	1,262,777	1,265,186	1,251,197	1,242,467	1,238,421	1,228,714	1,244,251	1,262,482	1,271,599	1,269,849	1,257,510	1,263,150	1,263,843	1,274,128	1,255,376	1,247,518	1,241,736	1,220,049	1,227,271	1,205,572	1,182,810	1,183,635	1,184,238	1,180,681	1,187,003	1,157,023	1,154,483	1,140,165	1,120,278	1,119,992	1,098,891	1,099,528	1,087,974	1,068,347	1,062,007	1,070,467	1,077,405	1,070,516	1,070,262	1,071,580	1,063,986	1,071,959	1,065,128	1,075,322	1,087,851	1,082,881	1,084,272	1,083,645	1,088,831	1,079,151	1,074,527	1,075,610	1,067,394	1,059,220	1,059,775	1,052,700	1,050,639	1,049,159	1,074,577	1,082,859	1,083,494	1,084,735	1,077,920	1,058,894	1,058,622	1,054,574	1,044,987	1,037,626	1,023,541	1,026,859	1,029,579	1,029,408	1,022,492	1,023,962	1,016,893	1,028,104	1,030,585	1,034,297	1,029,516	1,039,288	1,017,942	1,016,991	1,009,828	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	$ 5,922,908	$ 5,839,002	$ 5,705,733	$ 5,652,222	$ 5,557,996	$ 5,702,020	$ 5,649,850	$ 5,730,816	$ 5,746,597	$ 5,534,733	$ 5,294,945	$ 5,379,845	$ 5,520,121	$ 5,555,606	$ 5,559,482	$ 5,579,381	$ 5,640,802	$ 5,606,821	$ 5,467,922	$ 5,613,049	$ 5,445,523	$ 5,470,198	$ 5,276,164	$ 5,345,399	$ 5,586,784	$ 5,749,238	$ 5,612,108	$ 5,701,554	$ 5,665,028	$ 5,888,485	$ 6,056,752	$ 6,125,085	$ 6,259,950	$ 6,276,009	$ 6,257,496	$ 6,259,222	$ 6,313,887	$ 6,325,931	$ 6,255,983	$ 6,212,335	$ 6,192,105	$ 6,143,571	$ 6,221,254	$ 6,312,408	$ 6,357,994	$ 6,349,245	$ 6,287,550	$ 6,315,751	$ 6,319,215	$ 6,370,638	$ 6,276,880	$ 6,237,589	$ 6,208,682	$ 6,100,243	$ 6,136,354	$ 6,027,861	$ 5,914,048	$ 5,918,173	$ 5,921,188	$ 5,903,406	$ 5,935,016	$ 5,785,114	$ 5,772,417	$ 5,700,825	$ 5,601,391	$ 5,599,958	$ 5,494,454	$ 5,497,639	$ 5,439,871	$ 5,341,736	$ 5,310,037	$ 5,352,334	$ 5,387,024	$ 5,352,582	$ 5,351,310	$ 5,357,900	$ 5,319,932	$ 5,359,795	$ 5,325,642	$ 5,376,610	$ 5,439,253	$ 5,414,403	$ 5,421,362	$ 5,418,223	$ 5,444,153	$ 5,395,754	$ 5,372,635	$ 5,378,048	$ 5,336,968	$ 5,296,098	$ 5,298,877	$ 5,263,501	$ 5,253,193	$ 5,245,795	$ 5,372,883	$ 5,414,297	$ 5,417,471	$ 5,423,673	$ 5,389,599	$ 5,294,468	$ 5,293,111	$ 5,272,871	$ 5,224,933	$ 5,188,129	$ 5,117,703	$ 5,134,295	$ 5,147,895	$ 5,147,040	$ 5,112,458	$ 5,119,810	$ 5,084,467	$ 5,140,518	$ 5,152,927	$ 5,171,483	$ 5,147,580	$ 5,196,439	$ 5,089,712	$ 5,084,956	$ 5,049,138	$ 5,000,000